Shareholders' equity - Common Shares (Details) - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Common shares
Shareholders' equity
Shares issued	186,178,516
Shares issued - DRIP	248,185	285,041
Preferred shares
Shareholders' equity
Shares issued	0
Shares, par value (dollars per share)	$ 0